Related Party Balances and Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Related Party Balances and Transactions (Details) [Line Items]
Payable balance	$ 472,607		$ 442,825
Balance receivable	14,983,280		4,295,120
Temporary lending amount	10,688,160
E-Home Group [Member]
Related Party Balances and Transactions (Details) [Line Items]
Transferred amount		$ 2,600,000
Lucky Max Global Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Transferred amount		500,000
Ms. Ling Chen [Member]
Related Party Balances and Transactions (Details) [Line Items]
Payable balance	1,265,927		$ 1,249,387
Mr. Xie [Member]
Related Party Balances and Transactions (Details) [Line Items]
Payment by related party	22,902	298,113
Repaid amount	$ 2,240	$ 22,846